Employee Benefits (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Employee Benefits [Abstract]
Net defined benefit liability (asset) at beginning of period	€ 158.3
Service cost	1.1
Net interest expense	2.2
Actuarial gain on pension scheme valuations	(10.6)
Benefits paid	(3.5)
Increase (decrease) in net defined benefit liability (asset) resulting from other changes	(1.0)
Foreign exchange differences on translation	(1.3)
Net defined benefit liability (asset) at end of period	€ 145.2
Germany
Disclosure of defined benefit plans [line items]
Actuarial assumption of discount rates	3.80%	3.40%
Sweden
Disclosure of defined benefit plans [line items]
Actuarial assumption of discount rates	3.20%